Cover	3 Months Ended
Jan. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ADVAXIS, INC.
Entity Central Index Key	0001100397
Entity Tax Identification Number	02-0563870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
City Area Code	(609
Local Phone Number	452-9813
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
City Area Code	(609)
Local Phone Number	452-9813